Document and Entity Information	Dec. 03, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2021
Entity Registrant Name	L&F ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39722
Entity Tax Identification Number	98-1557361
Entity Address, Address Line One	150 North Riverside Plaza
Entity Address, Address Line Two	Suite 5200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	705-2786
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001823575
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	LNFA.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	LNFA
Security Exchange Name	NYSE
Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	LNFA WS
Security Exchange Name	NYSE